3. Advance on Investment	12 Months Ended
Dec. 31, 2019
Notes
3. Advance on Investment

3. Advance on Investment

On April 1, 2019, the Company entered into an option agreement (the “Agreement”) with Goldrock Resources Inc. (“Goldrock”), a non-related party incorporated in the state of Nevada, for a 40% interest in the Bonanza Project. Under the terms of the Agreement, the Company would earn its 40% interest by: (i) pay Goldrock $310,000 for funding of the project on the closing date of the agreement (paid); (ii) pay $500,000 for additional funding within 3 months of the closing date of the agreement (paid); and (iii) pay $2,750,000 of additional funding within 6 months of the closing date of the agreement. As at December 31, 2019, the Company has not made the final payment of $2,750,000 and the Company has not fully earned its 40% interest in the Bonanza Project. As the Company has made initial payments of $810,000 within the time frames of the Agreement, the Company can receive their initial investment back from Goldrock, without interest, from 20% of any net proceeds received from the Bonanza Project and the Agreement is still in good standing. Refer to Note 10.